Shareholder Report, Line Graph (Details) - USD ($)																	3 Months Ended			4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended	11 Months Ended	12 Months Ended			15 Months Ended			16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended	23 Months Ended	24 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended	36 Months Ended		39 Months Ended	40 Months Ended		41 Months Ended	42 Months Ended		43 Months Ended	48 Months Ended		52 Months Ended		53 Months Ended	54 Months Ended	55 Months Ended	60 Months Ended		64 Months Ended	65 Months Ended	66 Months Ended	72 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	84 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	96 Months Ended	100 Months Ended	101 Months Ended	108 Months Ended	112 Months Ended	120 Months Ended
	Aug. 19, 2025	Aug. 05, 2025	Dec. 17, 2024	May 01, 2024	Dec. 19, 2023	Nov. 01, 2023	Dec. 20, 2022	Sep. 27, 2022	Dec. 14, 2021	Aug. 18, 2021	Mar. 31, 2021	Mar. 30, 2021	Sep. 27, 2018	Nov. 08, 2017	Dec. 15, 2016	Mar. 31, 2016	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2017	Mar. 31, 2024	Mar. 31, 2018	Mar. 31, 2023	Mar. 31, 2019	Mar. 31, 2026	Mar. 31, 2022	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2022	Mar. 31, 2017	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2018	Mar. 31, 2025	Mar. 31, 2019	Mar. 31, 2024	Mar. 31, 2020	Mar. 31, 2023	Mar. 31, 2026	Mar. 31, 2023	Mar. 31, 2018	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2019	Mar. 31, 2026	Mar. 31, 2020	Mar. 31, 2025	Mar. 31, 2021	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2019	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2026	Mar. 31, 2022	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2020	Mar. 31, 2026	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2026
C000158043 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Multifactor Large Cap ETF (at net asset value)
Accumulated Value																$ 10,000																$ 11,725.6762													$ 13,339.08246											$ 14,323.064021									$ 12,805.864962							$ 20,663.279005				$ 23,293.810713				$ 21,625.64752				$ 27,420.482845			$ 28,932.818171		$ 33,904.721891
C000158045 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Multifactor Mid Cap ETF (at net asset value)
Accumulated Value																10,000																11,849.2451													13,461.5201											14,012.514522									11,453.440943							20,020.625649				21,578.734644				19,899.012276				24,158.941485			24,356.130148		28,823.841593
C000175540 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Multifactor Developed International ETF (at net asset value)
Accumulated Value															$ 10,000						$ 10,603.138																$ 12,263.632141												$ 11,709.753903										$ 9,859.038657								$ 14,318.540444						$ 14,503.091396				$ 14,290.298848				$ 16,556.196357				$ 17,356.209646			$ 21,392.597878
C000194897 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Multifactor Small Cap ETF (at net asset value)
Accumulated Value														$ 10,000									$ 10,225.9996																$ 10,449.248613												$ 7,865.761652									$ 13,994.807573								$ 14,355.730302						$ 13,504.712417				$ 16,435.025013				$ 16,074.004379				$ 18,741.570116
C000204467 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Multifactor Emerging Markets ETF (at net asset value)
Accumulated Value													$ 10,000												$ 10,209.874																$ 8,097.00939												$ 12,681.09482									$ 11,926.50678							$ 10,751.138922						$ 11,811.028664				$ 12,446.008699				$ 15,797.587038
C000226213 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Corporate Bond ETF (at net asset value)
Accumulated Value											$ 9,999.7512	$ 10,000																			$ 9,574.593978													$ 8,980.58588											$ 9,480.303217									$ 9,994.871418							$ 10,475.190756
C000227987 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Mortgage-Backed Securities ETF (at net asset value)
Accumulated Value										$ 10,000																	$ 9,486.0573															$ 9,168.716241												$ 9,513.656916									$ 10,109.752785							$ 10,664.321758
C000232625 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Preferred Income ETF (at net asset value)
Accumulated Value									$ 10,000											$ 9,878.1281																$ 9,041.703925												$ 10,214.72206										$ 10,906.384691								$ 11,614.174048
C000237881 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														U.S. High Dividend ETF (at net asset value)
Accumulated Value								$ 10,000																$ 11,191.9035																$ 13,714.622679												$ 14,829.133537									$ 17,612.954132
C000239874 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														International High Dividend ETF (at net asset value)
Accumulated Value							$ 10,000												$ 10,750.4625																$ 12,518.433788												$ 13,512.457644										$ 18,324.896733
C000245406 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Dynamic Municipal Bond ETF (at net asset value)
Accumulated Value						$ 10,000																$ 10,938.7544																$ 11,260.89481												$ 11,805.834284
C000245645 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Fundamental All Cap Core ETF (at net asset value)
Accumulated Value						10,000																12,849.0295																13,214.025328												13,958.118855
C000246920 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Disciplined Value International Select ETF (at net asset value)
Accumulated Value					$ 10,000													$ 10,663.56																$ 11,171.300398												$ 14,705.779752
C000249134 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														High Yield ETF (at net asset value)
Accumulated Value				$ 10,000																									$ 10,869.5521														$ 11,644.604208
C000255661 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Core Bond ETF (at net asset value)
Accumulated Value			$ 10,000														$ 10,166.8571																$ 10,666.443444
C000255662 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Core Plus Bond ETF (at net asset value)
Accumulated Value			10,000														10,140.1854																10,625.352508
C000261300 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Disciplined Value Select ETF (at net asset value)
Accumulated Value		$ 10,000																										$ 11,064.4987
C000262811 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Global Senior Loan ETF (at net asset value)
Accumulated Value	$ 10,000																									$ 10,054.2704
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Russell 1000 Index
Accumulated Value		10,000														10,000												10,431.0594				11,742.8056													13,384.288712											14,629.149761									13,454.990795							21,606.992843				24,474.245979				22,420.002835				29,116.396054			31,393.534942		36,964.121822
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Russell 3000 Index
Accumulated Value						10,000								10,000		10,000						12,665.8261	10,298.6367									11,806.6553						13,580.171833	11,201.472865						13,437.545551					16,036.214489	10,179.286603					14,615.556044				16,544.228288					13,281.818885			18,517.027088				21,586.723342		16,928.230611		24,160.809069		21,887.058509		22,087.765262		23,467.084825		28,557.988234		27,711.225624	30,619.588833		36,157.296102
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														MSCI EAFE Index
Accumulated Value					$ 10,000										10,000			$ 10,856.3383			10,656.2293													$ 11,386.322155			12,233.532179									$ 13,808.07446			11,779.191394										10,085.335897								14,580.025591						14,749.603244				14,546.497225				16,774.448341				17,593.342018			21,335.262894
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														MSCI Emerging Markets Index
Accumulated Value													10,000												10,195.2611																8,392.142005												13,292.150662									11,781.45547							10,520.630025						11,378.151008				12,298.814438				15,933.453429
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		$ 10,000	10,000					10,000	10,000	9,999.2384	10,000					$ 10,196.5764			9,399.1207						10,264.0177	9,332.1702		10,759.7351		9,584.061322		$ 10,639.979419			8,949.532466						8,885.78441	11,227.627345	9,125.626821				9,101.488368						9,036.657921	9,280.572664			9,545.604958					9,477.611042	9,733.427859		9,960.700171				9,889.749507	10,156.690641
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														S&P 500 Index
Accumulated Value								10,000																11,346.4285																14,736.871252												15,952.912626									18,793.084959
MSCI World ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														MSCI World ex USA Index
Accumulated Value							10,000												10,898.6365																12,565.050881												13,231.569031										16,273.88663
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Bloomberg Municipal Bond Index
Accumulated Value						$ 10,000																$ 10,839.9711																$ 10,972.165523												$ 11,443.151543
John Hancock Dimensional Large Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														John Hancock Dimensional Large Cap Index
Accumulated Value																10,000																11,764.5513													13,429.41166											14,458.823738									12,967.517668							20,994.594076				23,738.816363				22,094.820719				28,094.152487			29,723.30261		34,936.357626
John Hancock Dimensional Mid Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														John Hancock Dimensional Mid Cap Index
Accumulated Value																10,000																11,899.4723													13,579.094239											14,180.155872									11,634.162628							20,430.440032				22,110.362179				20,466.593835				24,954.786467			25,263.443736		30,021.965702
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Russell Midcap Index
Accumulated Value																$ 10,000																$ 11,702.8266													$ 13,130.369454											$ 13,979.907509									$ 11,420.667213							$ 19,830.570625				$ 21,203.082691				$ 19,341.005494				$ 23,662.922405			$ 24,276.926732		$ 28,155.744297
John Hancock Dimensional Developed International Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														John Hancock Dimensional Developed International Index
Accumulated Value															$ 10,000						$ 10,635.3461																$ 12,412.337056												$ 11,901.984579										$ 10,087.112841								$ 14,774.989997						$ 15,052.359702				$ 14,942.066396				$ 17,476.944778				$ 18,420.665017			$ 22,871.837275
John Hancock Dimensional Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														John Hancock Dimensional Small Cap Index
Accumulated Value														10,000									10,248.0282																10,515.680974												7,943.513019									14,190.176158								14,620.98423						13,805.460674				16,895.770525				16,526.977587				19,342.234018
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Russell 2000 Index
Accumulated Value														$ 10,000									$ 10,399.826																$ 10,612.99217												$ 8,066.975466									$ 15,718.212252								$ 14,808.704464						$ 13,090.041765				$ 15,669.902726				$ 15,041.963811				$ 18,911.473653
John Hancock Dimensional Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														John Hancock Dimensional Emerging Markets Index
Accumulated Value													$ 10,000												$ 10,162.2198																$ 8,128.668971												$ 12,907.812513									$ 12,292.056418							$ 11,187.116214						$ 12,512.747869				$ 13,326.074979				$ 17,009.389177
Bloomberg U S Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Bloomberg U.S. Corporate Bond Index
Accumulated Value											$ 10,014.6463	$ 10,000																			$ 9,594.483217													$ 9,061.874648											$ 9,463.152128									$ 9,926.832104							$ 10,401.073107
Bloomberg U S MBS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Bloomberg U.S. MBS Index
Accumulated Value										$ 10,000																	$ 9,441.6176															$ 8,983.589718												$ 9,108.213309									$ 9,599.401036							$ 10,155.121209
ICE BofA U S All Capital Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														ICE BofA U.S. All Capital Securities Index
Accumulated Value									$ 10,000											$ 9,466.8725																$ 8,735.189474												$ 9,833.15894										$ 10,370.106844								$ 10,937.670154
MSCI USA High Dividend Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														MSCI USA High Dividend Yield Index
Accumulated Value								$ 10,000																$ 11,030.2403																$ 12,716.592853												$ 13,604.404199									$ 15,282.650167
MSCI World ex USA High Dividend Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														MSCI World ex USA High Dividend Yield Index
Accumulated Value							$ 10,000												$ 10,808.3381																$ 12,145.128164												$ 13,859.916177										$ 17,237.691955
ICE BofA U S High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														ICE BofA U.S. High Yield Constrained Index
Accumulated Value				$ 10,000																									$ 10,868.5466														$ 11,618.168083
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Russell 1000 Value Index
Accumulated Value		$ 10,000																										$ 11,143.9347
Morningstar LSTA U S Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name																														Morningstar LSTA U.S. Leveraged Loan Index
Accumulated Value	$ 10,000																									$ 10,139.5092